Revenues - Schedule Of Timing Of Revenue Recognition (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Total revenues	$ 130,205	¥ 906,458	¥ 714,141	¥ 284,709
Developer Services
Disaggregation of Revenue [Line Items]
Total revenues	13,438	93,553	60,106	38,795
Developer Services | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Total revenues	3,526	24,549
Developer Services | Transferred over Time
Disaggregation of Revenue [Line Items]
Total revenues	9,912	69,004
Other SaaS Products
Disaggregation of Revenue [Line Items]
Total revenues	16,766	116,715	¥ 81,239	¥ 24,761
Other SaaS Products | Transferred at Point in Time
Disaggregation of Revenue [Line Items]
Total revenues	9,150	63,703
Other SaaS Products | Transferred over Time
Disaggregation of Revenue [Line Items]
Total revenues	7,616	53,012
SaaS Products
Disaggregation of Revenue [Line Items]
Total revenues	$ 30,204	¥ 210,268